Debt - term loan agreements (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 13, 2015	Mar. 12, 2015	Dec. 19, 2012	Jan. 31, 2014	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Debt Instrument
Common stock dividends per share (in dollars per share)						$ 0.05
Original issue discount						$ 11.2	$ 6.6
Loss on extinguishment of debt							(13.6)
Debt issuance costs						9.9	$ 0.8
2012 Loan
Debt Instrument
Debt issuance costs								$ 7.1
2012 Loan | Revolving credit facility
Debt Instrument
Revolving credit facility			$ 50.0
Term of debt			3 years
2012 Loan | Term loans
Debt Instrument
Amount of debt			$ 300.0
Dividends, common stock					$ 298.9
Common stock dividends per share (in dollars per share)					$ 13.20
Term of debt			6 years
Original issue discount			$ 12.5
Original issue discount (as a percent)			4.20%
2012 Loan | LIBOR | Term loans
Debt Instrument
Variable interest rate basis			one-month
Floor basis points			125.00%
Spread on variable interest rate			575.00%
Direct Edge
Debt Instrument
Common stock dividends per share (in dollars per share)							$ 1.19
Direct Edge | 2012 Loan | Term loans | Non operating expense
Debt Instrument
Loss on extinguishment of debt				$ 13.6
Direct Edge | 2014 Loan
Debt Instrument
Debt issuance costs							$ 8.3
Direct Edge | 2014 Loan | Revolving credit facility
Debt Instrument
Amount of debt				$ 100.0
Term of debt				3 years
Undrawn fee, percentage				0.50%
Direct Edge | 2014 Loan | Term loans
Debt Instrument
Amount of debt				$ 470.0
Term of debt				6 years
Original issue discount				$ 1.2
Original issue discount (as a percent)				0.25%
Direct Edge | 2014 Loan | LIBOR | Revolving credit facility
Debt Instrument
Spread on variable interest rate				350.00%
Direct Edge | 2014 Loan | LIBOR | Term loans
Debt Instrument
Variable interest rate basis				one-month
Floor basis points				100.00%
Spread on variable interest rate				400.00%
Direct Edge | Amended 2014 loan | LIBOR | Term loans
Debt Instrument
Change in variable interest rate basis				375.00%
Leverage ratio				2.25
Hot spot | 2014 Loan | Term loans
Debt Instrument
Annual amortization	5.00%
Hot spot | Amended 2014 loan
Debt Instrument
Debt issuance costs						16.5
Debt issuance expenses						0.2
Capitalized debt issuance costs						6.6
Additional debt discount						$ 9.7
Hot spot | Amended 2014 loan | Revolving credit facility
Debt Instrument
Revolving credit facility	$ 100.0
Undrawn fee, percentage	50.00%
Hot spot | Amended 2014 loan | Term loans | Maximum
Debt Instrument
Percentage of impact on cash flows	10.00%
Hot spot | Amended 2014 loan | Term Loan B-1
Debt Instrument
Amount of debt		$ 150.0
Term of debt		3 years
Original issue discount	$ 1.5
Original issue discount (as a percent)	100.00%
Hot spot | Amended 2014 loan | Term Loan B-2
Debt Instrument
Amount of debt		$ 228.0
Term of debt		5 years
Original issue discount	$ 2.3
Original issue discount (as a percent)	100.00%
Hot spot | Amended 2014 loan | LIBOR | Revolving credit facility
Debt Instrument
Variable interest rate basis	one-month
Spread on variable interest rate	350.00%
Hot spot | Amended 2014 loan | LIBOR | Term loans
Debt Instrument
Spread on variable interest rate	475.00%
Amendment fee	25.00%
Annual amortization	7.50%
Hot spot | Amended 2014 loan | LIBOR | Term Loan B-1
Debt Instrument
Variable interest rate basis	one-month
Spread on variable interest rate	375.00%
Hot spot | Amended 2014 loan | LIBOR | Term Loan B-2
Debt Instrument
Variable interest rate basis	one-month
Floor basis points	100.00%
Spread on variable interest rate	475.00%